Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Summary of components of income tax expense
The current and deferred portions of income tax expense included in the consolidated statements of comprehensive loss were as follows:

	As of December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$

Current income tax expens e	30,902	26,168	16,360	2,569
Deferred income tax benefit	(9,322)	(740)	(4,333)	(682)

Total income tax expense	21,580	25,428	12,027	1,887

Summary of reconciliations of the income tax expense
The reconciliations of the income tax expense for the years ended December 31, 2019, 2020 and 2021 were as follows:

	For the year ended December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$

Net (loss) income before income tax expense	8,131	19,824	(179,203)	(28,122)
Income tax at statutory tax rate	2,033	4,956	(44,801)	(7,030)
International tax rate difference	363	(7,146)	12,801	2,009
Effect of preferential tax rates	(229)	(3,762)	(4,080)	(640)
Non-deductible expense	20,615	30,146	39,785	6,244
Research and development expense super-deduction	—	(885)	(1,562)	(245)
Changes in valuation allowance	(1,798)	560	4,290	671
Tax rate change	—	(66)	(191)	(30)
Interest expense	596	2,520	5,785	908
Non-taxable income	—	(1,617)	—	—
Unutilized tax loss	—	722	—	—

Income tax expense	21,580	25,428	12,027	1,887

Summary of tax effects of temporary differences that give rise to the deferred tax balances

	As of December 31,
	2020	2021	2021
	RMB	RMB	US$
Deferred tax assets:

Tax losses carried forward	12,744	14,010	2,199
Accrued expense and other current liabilities	3,483	6,100	957
Amortization and depreciation difference	780	2,928	460
Bad debt provision	—	844	132
Impairment of ROU assets	206	—	—
Leasing Liability	7,493	1,364	214
Prepaid rent	—	258	40
Less: valuation allowance	(11,450)	(15,740)	(2,470)

Deferred tax assets, net	13,256	9,764	1,532

Deferred tax liabilities:
Intangible assets	4,120	2,166	340
Right-of-use assets	7,493	1,622	254

Deferred tax liabilities, net	11,613	3,788	594

Summary of reconciliation of unrecognized tax benefit	A reconciliation of the beginning and ending amount of unrecognized tax benefit was as follows:

	For the year ended December 31,
	2020	2021	2021
	RMB	RMB	US$

Balance at January 1	25,491	36,112	5,667
Increase	12,055	8,646	1,357
Decrease	(1,434)	(1,447)	(227)

Balance at December 31	36,112	43,311	6,797